Bank borrowings	6 Months Ended
Jun. 30, 2025
Bank borrowings
Bank borrowings

13.Bank borrowings

	As of	As of
	December 31,	June 30,
	2024	2025
1-year term loan denominated in RMB at an interest rates of 2.80% to 2.85% per annum	—	1,266
1-year revolving loan denominated in RMB at an interest rates of 2.50% to 3.05% per annum	—	1,406
Revolving service trade loans denominated in HK$at an interest rate of 4.98%	—	1
	—	2,673

Note:

(i)	Corporate guarantee by Amber International and accounts receivable of the Company of US$1 (2024: US$Nil) are provided as pledge to secure the obligations under the facilities from certain banks.
(ii)

Out of the total banking facilities of US$7,672 available to the Company as of June 30, 2025, US$2,673 have been utilized by the Company as of June 30, 2025. As of June 30, 2025, total undrawn revolving, service trade and term loan facilities amounted to US$500, US$4,499 and US$Nil (2024: US$Nil, US$Nil and US$Nil), respectively. Total undrawn facilities available for draw-down as of June 30, 2025, net of bank deposits that would need to be pledged as restricted cash upon utilization of the facilities, amounted to US$Nil (2024: US$Nil).

(iii)	As of June 30, 2025 and December 31, 2024, no financial covenants as set out in these loan agreements were breached.

The weighted average interest rate for bank borrowings outstanding as of June 30, 2025 was 2.80% per annum. Other than those shown above, Amber International did not have any significant capital and other commitments, long-term obligations, or guarantees as of June 30, 2025 and December 31, 2024.